Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Result for the period	€ (97,958)	€ (55,081)	€ (18,906)
Depreciation and amortization	6,699	4,850	4,336
Finance income excluding foreign currency gains	(24)	(187)	(10,587)
Finance expense excluding foreign currency losses	82,222	13,886	427
Non-cash effective foreign currency (gains) losses	6,352	(35)	(9,928)
Share-based payments	3,866	1,451	2,767
(Gain) loss on disposal of property, plant and equipment	2	5	21
Change in trade receivables not attributable to investing or financing activities	7,052	(1,616)	(6,716)
Change in inventories	(25,048)	5,382	(40,117)
Change in write-downs on inventories	689	8,093	(78)
Change in trade payables	12,929	6,117	3,689
Change in contract assets	(40)	6	967
Change in contract liabilities	(462)	(16,185)	17,387
Change in other investments and other assets	101	3,190	(872)
Change in other provisions	(13,063)	11,928	(845)
Change in other liabilities	(116)	692	(1,921)
Income tax expenses (benefits)	491	(3,141)	2,572
Interest received	24	187
Income taxes paid	(3)	(203)
Cash flow from operating activities	(16,285)	(20,659)	(57,805)
Purchase of property, plant and equipment	(958)	(2,297)	(3,484)
Investments in intangible assets, including internally generated intangible asset	(445)	(7,623)	(7,586)
Proceeds from sale of property, plant and equipment	107
Interest received			196
Cash flow from investing activities	(1,296)	(9,920)	(10,874)
Proceeds from shareholders	13,966	12,033
Proceeds from issuance of shares and other equity securities	776	6,741
Proceeds from the issuance of warrants presented as financial liabilities		8,592
Proceeds from the exercise of warrants	9,260
Repayment of loans and borrowings	(11,225)	(703)	(7,522)
Repayment of lease liabilities	(996)	(912)	(706)
Interest paid	(1,183)	(259)	(427)
Cash flow from financing activities	10,598	25,492	(8,655)
Net decrease (-) / increase in cash and cash equivalents	(6,984)	(5,087)	(77,334)
Net cash and cash equivalents at the beginning of the period	29,162	34,441	101,813
FX effects	680	(192)	9,962
Net cash and cash equivalents at the end of the period	€ 22,858	€ 29,162	€ 34,441